Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions
18.	Related party transactions
During the year ended December 31, 2021, the Group entered into certain short-term loan agreements with Shanghai Pudong Development Bank Co., LTD. New Branch of Shanghai Pilot Free Trade Zone. with aggregated principal amount of RMB5,000,000, which was guaranteed by a controlling shareholder, and his spouse, and an independent third party with the interest fixed rates 4% per annum. The amount was fully repaid on October 25, 2021.
As of December 31, 2020, the amounts due to Mr. Sheng and Mr. Feng Yang, the shareholders of the Group, were RMB4,790,000 and RMB13,000, respectively. These amounts are non-trade
in nature, unsecured, interest-free and repayable on demand and all repaid in 2021.
During the years ended December 31, 2021, 2022 and 2023, except for disclosed above, the Group did not conduct any transaction with related parties. As of December 31, 2022 and 2023, the amount due to (or due from) related parties was nil.